Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Financial Information For Businesses Held For Sale [Line Items]
Businesses held for sale
FINANCIAL INFORMATION FOR ASSETS AND LIABILITIES OF BUSINESSES HELD FOR SALE

December 31 (In millions)	2014	2013

Assets
Cash and equivalents	$676	$5
Investment securities	448	7
Current receivables(a)	180	-
Inventories	588	-
Financing receivables – net	2,144	-
Property, plant, and equipment – net	1,015	-
Goodwill	539	24
Intangible assets – net	170	2
Other	540	12
Assets of businesses held for sale	$6,300	$50

Liabilities
Accounts payable(a)	$510	$1
Other current liabilities	348	-
Bank deposits	1,931	-
Other	586	5
Liabilities of businesses held for sale	$3,375	$6

(a) Certain transactions at our Appliances and Signaling businesses are made on an arms-length basis with GECC, consisting primarily of GE customer receivables sold to GECC and GECC services for material procurement. These intercompany balances included within our held for sale businesses are reported in the GE and GECC columns of our financial statements, but are eliminated in deriving our consolidated financial statements.

Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR DISCONTINUED OPERATIONS

(In millions)	2014	2013	2012

Operations
Total revenues and other income (loss)	$16,113	$17,245	$18,984

Earnings (loss) from discontinued operations before income taxes	$2,724	$2,233	$2,233
Benefit (provision) for income taxes	(40)	692	191
Earnings (loss) from discontinued operations, net of taxes	$2,684	$2,925	$2,424

Disposal
Gain (loss) on disposal before income taxes	$14	$(2,027)	$(792)
Benefit (provision) for income taxes	1	246	197
Gain (loss) on disposal, net of taxes	$15	$(1,781)	$(595)

Earnings (loss) from discontinued operations, net of taxes(a)	$2,699	$1,144	$1,829

(a) The sum of GE industrial earnings (loss) from discontinued operations, net of taxes, and GECC earnings (loss) from discontinued operations, net of taxes, is reported as GE industrial earnings (loss) from discontinued operations, net of taxes, on the Consolidated Statement of Earnings.

December 31 (In millions)	2014	2013

Assets
Cash and equivalents	$5,414	$2,040
Investment securities	10,006	8,561
Financing receivables – net	114,561	122,300
Other receivables	2,192	2,238
Property, plant and equipment – net	18,051	18,326
Goodwill(a)	13,569	14,292
Other intangible assets – net	301	448
Deferred income taxes	2,920	4,109
Other	19,920	24,444
Assets of discontinued operations	$186,934	$196,758

Liabilities
Short-term borrowings	$1,125	$2,452
Accounts payable	3,770	4,157
Other GE current liabilities	28	30
Non-recourse borrowings	10,569	10,403
Bank deposits	18,998	15,190
Long term borrowings	1,182	1,624
All other liabilities	7,720	11,991
Deferred income taxes	5,402	5,189
Liabilities of discontinued operations	$48,794	$51,036

(a) We tested CLL and Real Estate goodwill for impairment using data as of July 1 in both 2014 and 2013. Fair value was determined using an income approach and based upon results of testing, goodwill was not impaired in either period.

(a) Earnings (loss) from discontinued operations attributable to the company, before income taxes, was $778 million, $1,246 million and $241 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Real Estate
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR REAL ESTATE

(In millions)	2014	2013	2012

Operations
Total revenues and other income (loss)	$2,969	$3,915	$3,654

Interest	$(1,079)	$(1,278)	$(1,883)
Operating and administrative	(870)	(960)	(911)
Depreciation and amortization	(326)	(396)	(542)
Provision for losses on financing receivables	86	(28)	(72)
Earnings (loss) from discontinued operations before income taxes	780	1,253	246
Benefit (provision) for income taxes	223	472	562
Earnings (loss) from discontinued operations, net of taxes	$1,003	$1,725	$808

Disposal
Gain (loss) on disposal before income taxes	$-	$-	$-
Benefit (provision) for income taxes	-	-	-
Gain (loss) on disposal, net of taxes	$-	$-	$-

Earnings (loss) from discontinued operations, net of taxes(a)	$1,003	$1,725	$808

CLL [Member]
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR COMMERCIAL LENDING AND LEASING

(In millions)	2014	2013	2012

Operations
Total revenues and other income (loss)	$13,412	$13,144	$15,139

Interest	$(3,069)	$(3,300)	$(4,080)
Operating and administrative	(3,662)	(3,551)	(3,875)
Depreciation and amortization	(3,930)	(4,083)	(4,074)
Provision for losses on financing receivables	(456)	(736)	(536)
Earnings (loss) from discontinued operations before income taxes	2,295	1,474	2,574
Benefit (provision) for income taxes	(487)	65	(570)
Earnings (loss) from discontinued operations, net of taxes	$1,808	$1,539	$2,004

Disposal
Gain (loss) on disposal before income taxes	$-	$-	$-
Benefit (provision) for income taxes	-	-	-
Gain (loss) on disposal, net of taxes	$-	$-	$-

Earnings (loss) from discontinued operations, net of taxes(a)	$1,808	$1,539	$2,004

(a) Earnings (loss) from discontinued operations attributable to the company, before income taxes, was $2,278 million, $1,457 million and $2,537 million for the years ended December 31, 2014, 2013 and 2012, respectively.

GE Money Japan [Member]
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR GE MONEY JAPAN

(In millions)	2014	2013	2012

Earnings (loss) from discontinued operations, net of taxes	$59	$(1,636)	$(649)

WMC Discontinued Operations [Member]
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
ROLLFORWARD OF THE RESERVE

December 31 (In millions)	2014	2013

Balance, beginning of period	$800	$633
Provision	365	354
Claim resolutions / rescissions	(356)	(187)
Balance, end of period	$809	$800

FINANCIAL INFORMATION FOR WMC

(In millions)	2014	2013	2012

Total revenues and other income (loss)	$(291)	$(346)	$(500)

Earnings (loss) from discontinued operations, net of taxes	$(199)	$(232)	$(337)

Consumer Russia [Member]
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR CONSUMER RUSSIA

(In millions)	2014	2013	2012

Total revenues and other income (loss)	$24	$260	$276

Gain (loss) on disposal, net of taxes	$4	$(170)	$-

Earnings (loss) from discontinued operations, net of taxes	$(2)	$(193)	$33

Trailer Services [Member]
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR CLL TRAILER SERVICES

(In millions)	2014	2013	2012

Total revenues and other income (loss)	$1	$271	$399

Gain (loss) on disposal, net of taxes	$12	$18	$-

Earnings (loss) from discontinued operations, net of taxes	$37	$(2)	$22

Consumer Ireland [Member]
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR CONSUMER IRELAND

(In millions)	2014	2013	2012

Total revenues and other income (loss)	$-	$-	$7

Gain (loss) on disposal, net of taxes	$1	$6	$(121)

Earnings (loss) from discontinued operations, net of taxes	$1	$6	$(195)

GE Industrial
Financial Information For Businesses Held For Sale [Line Items]
Financial Information for Discontinued Operations
FINANCIAL INFORMATION FOR GE INDUSTRIAL

(In millions)	2014	2013	2012

Earnings (loss) from discontinued operations, net of taxes	$(5)	$(66)	$147